Prepayment for Construction of Properties	12 Months Ended
Dec. 31, 2025
Prepayment for Construction of Properties [Abstract]
PREPAYMENT FOR CONSTRUCTION OF PROPERTIES

NOTE 9 – PREPAYMENT FOR CONSTRUCTION OF PROPERTIES

	December 31, 2025	December 31, 2024
Orchard construction project	$11,502,183	$6,663,795
Fruit planting construction and planting project	2,859,962	-
Total	$14,362,145	$6,663,795

Orchard construction project

On December 31, 2023, the Company signed orchard construction project contracts with Inner Mongolia Yurun Construction Engineering Co., Ltd. (“Yurun”) and Lingqiu County Jinling Construction Engineering Co., Ltd. (“Jinling”) to construct orchard projects on the forest land that the Company owns concession right (Note 12). As of December 31, 2024, the Company hade prepaid amount of $6,663,795 for construction.

Due to replanning and restructure of the project in 2025, on September 30, 2025, the Company signed a new orchard construction project contract with Shanxi Wanxing Longda Industrial Co., Ltd. (“Wanxing”) introduced by Sunflower as general contractor for the orchard project with the estimated project cost of $14.6 million. Pursuant to the agreement signed by the Company, Wanxing, Yurun and Jinling, all parties agreed that the historical construction prepayments made by the Company to Yurun and Jinling were transferred to Wanxing without recourse to the Company. In addition, the Company further utilized $3.1 million of deposits made to Sunflower as the construction deposit to Wanxing. As of December 31, 2025, the aggregated construction deposit balance with Wanxing amounted $11,502,183. The construction of Orchard project was at initial phase as of December 31, 2025 and the Company expects to complete the preliminary construction prior to the end of 2027.

Fruit planting construction and planting project

On October 15, 2025, the Company signed a fruit planting technology development contract with Beijing Haoyu Runze Technology Group Co., Ltd (“Haoyu”) introduced by Sunflower, with total investment of $4.3 million. The Company utilized $2.9 million deposit to Sunflowers towards this contract as construction deposit with Haoyu. As of December 31, 2025, the Company’s construction deposit with Haoyu was $2,859,962.

As of December 31, 2025 and 2024, the total prepayment for construction of properties was $14,362,145 and $6,663,795, respectively. The construction and planting of Fruit project was at initial phase as of December 31, 2025 and the Company expects to complete the preliminary construction and planting of fruit prior to the end of 2027.